TRANSACTION COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
TRANSACTION COST.
TRANSACTION COSTS.

NOTE 13 - TRANSACTION COSTS

Composition of transaction costs, grouped by major classifications, is as follows:

	Three Months Ended
	March 31,
	2021	2020
Network fees	$(718)	$4,126
Bank and processor fees	17,554	18,207
Card costs	394	793
Capital advance costs	587	655
Chargebacks and operational losses	1,164	645
Other	1,174	367
	$20,155	$24,793

NOTE 13 - TRANSACTION COSTS

	Year Ended December 31,
	2020	2019	2018
Network fees	$16,744	$18,981	$16,223
Bank and processor fees	68,544	68,029	58,963
Card costs	2,563	3,129	2,995
CA costs	1,984	902	153
Chargeback losses	5,637	2,638	2,024
Other	1,568	986	1,010
	$97,040	$94,665	$81,368